Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0001860424
Registrant Name	Onex Direct Lending BDC Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES